SHARE-BASED COMPENSATION - Summary of share options outstanding (Details) - USD ($)		12 Months Ended
	May 03, 2019	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Balance at the beginning of period		1,489,794
Forfeited		16,334
Exercised		1,306,309
Balance at the end of period		167,151	1,489,794
Expected to vest, at the end of period		15,637
Exercisable, at the end of period		151,514
Weighted average exercise price
Balance at the beginning of period		$ 0.02
Exercised		0.02
Balance at the end of period		0.02	$ 0.02
Expected to vest, at the end of period		0.02
Exercisable, at the end of period		0.02
Weighted Average grant date fair value per share
Balance at the beginning of period		3.17
Exercised		3.17
Balance at the end of period		3.17	$ 3.17
Expected to vest, at the end of period		3.17
Exercisable		$ 3.17
Weighted average remaining contractual years
Outstanding at the end of the period (in years)		11 months 26 days	9 years 29 days
Expected to vest at the end of the period (in years)		0 years
Exercisable at the end of the period (in years)		0 years
Weighted average intrinsic value
Outstanding at the end of the period (in dollars)		$ 1.12	$ 3.73
Expected to vest at the end of the period (in dollars)		1.12
Exercisable at the end of the period (in dollars)		$ 1.12
Kaixin Auto 2019 Plan
Number of shares
Granted	2,186,364